Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt discount	$ 0	$ 57,148
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares outstanding	25,896	25,896
Preferred stock, shares issued	25,896	25,896
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	237,205,464	220,254,396
Common stock, shares outstanding	237,205,464	220,254,396
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized		600
Preferred stock, par value		$ 1,200
Preferred stock, shares outstanding		342
Preferred Stock, Liquidation Preference Per Share		$ 411,400